UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4006

CitiFunds Trust I

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2007

CITIFUNDS TRUST I

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

FORM N-Q

JANUARY 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited)

January 31, 2007

Shares	Security	Value
COMMON STOCKS — 90.1%
Argentina — 1.3%
40,700	BBVA Banco Frances SA, ADR	$447,293
42,792	Grupo Financiero Galicia SA, ADR *	382,988
	Total Argentina	830,281

Brazil — 12.1%
8,400	Aracruz Celulose SA, ADR	465,276
21,394	Banco do Brasil SA	699,957
8,200	Companhia Vale do Rio Doce, ADR	235,586
19,435	Company SA *	235,132
65,500	Cyrela Brazil Realty SA	605,896
28,700	OdontoPrev SA *	529,617
36,693	Perdigao SA	466,381
29,918	Petroleo Brasileiro SA, ADR	2,653,727
14,800	Rodobens Negocios Imobiliarios SA *	157,597
53,600	Rossi Residencial SA	598,009
33,300	Tecnisa SA *	203,790
15,900,000	Tim Participacoes SA	84,955
17,458	Tim Participacoes SA, ADR	583,621
22,900	Votorantim Celulose e Papel SA, ADR	413,345
	Total Brazil	7,932,889

Cayman Islands — 0.0%
19,000	Golden Eagle Retail Group Ltd.	14,940

Chile — 1.0%
67,121,703	CorpBanca SA	368,347
13,700	Inversiones Aguas Metropolitanas SA, ADR (a)	312,022
	Total Chile	680,369

China — 4.2%
354,000	China Coal Energy Co., Class H Shares *	267,936
1,774,000	China Construction Bank (a)	1,040,542
463,000	China Merchants Bank Co., Ltd., Class H Shares *	999,722
230,000	PetroChina Co., Ltd.	281,891
113,000	Weiqiao Textile Co., Ltd., Class H Shares	168,740
	Total China	2,758,831

Cyprus — 0.4%
35,110	Urals Energy Public Co., Ltd. *	249,577

Czech Republic — 0.5%
6,200	Komercni Banka AS, GDR	303,800

Egypt — 0.8%
7,500	Orascom Telecom Holding SAE, GDR	517,500

Hong Kong — 4.1%
412,000	AAC Acoustic Technology Holdings Inc. *	386,233
86,000	China Merchants Holdings International Co., Ltd.	318,300
110,500	China Mobile (Hong Kong) Ltd.	1,012,541
310,000	China Resources Enterprise Ltd.	966,722
	Total Hong Kong	2,683,796

Hungary — 1.1%
7,832	OTP Bank Nyrt, GDR	704,880
India — 0.9%
155,100	Hindalco Industries Ltd. *	618,849
Indonesia — 2.3%
286,000	PT Astra International Tbk	466,714
652,100	PT Bank Central Asia Tbk	365,463

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Shares	Security	Value
Indonesia — 2.3% (continued)
1,029,301	PT Indosat Tbk	$678,660
	Total Indonesia	1,510,837

Israel — 1.8%
191,878	Bank Hapoalim Ltd.	889,226
72,330	Bank Leumi Le-Israel	283,357
	Total Israel	1,172,583

Malaysia — 1.5%
58,000	Genting Berhad	629,624
75,700	Telekom Malaysia Berhad	222,743
47,800	Tenaga Nasional Berhad	167,959
	Total Malaysia	1,020,326

Mexico — 7.1%
108,000	Consorcio ARA SA de CV	723,796
108,000	Controladora Comercial Mexicana SA de CV	293,470
134,400	Corporacion GEO SA de CV, Series B Shares *	710,937
112,400	Corporacion Moctezuma SA de CV	290,206
121,100	Empresas ICA SA de CV *	445,776
66,919	Grupo Bimbo SA de CV, Series A Shares	333,980
202,776	Grupo Financiero Banorte SA de CV, Series O Shares	804,103
110,600	Urbi, Desarrollos Urbanos SA de CV *	394,703
146,700	Wal-Mart de Mexico SA de CV	647,243
	Total Mexico	4,644,214

Peru — 1.4%
33,100	Cia de Minas Buenaventura SA, ADR	956,921

Philippines — 0.0%
123,000	PNOC Energy Development Corp. *	12,218

Russia — 8.3%
12,645	AFK Sistema, Registered Shares, GDR	383,144
12,700	Cherepovets MK Severstal, GDR	157,480
36,898	Gazprom, Registered Shares, ADR	1,584,769
8,558	LUKOIL, ADR	676,938
4,700	Mechel Steel Group OAO, ADR	133,010
2,222	Mining and Metallurgical Co. Norilsk Nickel, ADR	375,518
17,200	Mobile TeleSystems, ADR	931,552
6,565	NovaTek OAO, GDR	354,510
15,962	OAO TMK, GDR *	560,266
32,400	Rosneft Oil Co., GDR *	291,600
	Total Russia	5,448,787

South Africa — 6.8%
30,665	Barloworld Ltd.	786,499
24,216	Ellerine Holdings Ltd.	253,146
30,545	JD Group Ltd.	368,545
38,622	Massmart Holdings Ltd.	404,168
47,286	MTN Group Ltd.	565,319
21,879	Sasol Ltd.	740,513
97,527	Standard Bank Group Ltd.	1,331,381
	Total South Africa	4,449,571

South Korea — 15.2%
24,970	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	724,037
7,760	GS Engineering & Construction Corp.	642,889
9,580	Hite Brewery Co., Ltd.	1,200,680
3,092	Hyundai Mobis	250,579
16,682	Hyundai Motor Co.	1,188,914
12,400	Kookmin Bank	986,468
2,962	ORION Corp	777,073

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Shares	Security	Value
South Korea — 15.2% (continued)
780	POSCO	$272,979
3,883	Samsung Electronics Co., Ltd.	2,387,952
13,980	Shinhan Financial Group Co., Ltd.	730,553
10,980	SK Corp.	838,515
	Total South Korea	10,000,639

Taiwan — 12.9%
286,000	Advanced Semiconductor Engineering Inc. *	326,155
322,800	AU Optronics Corp.	428,413
24,543	AU Optronics Corp., ADR	329,613
54,940	Catcher Technology Co., Ltd.	588,994
555,682	Cathay Financial Holding Co., Ltd.	1,231,961
682,830	Chinatrust Financial Holding Co., Ltd.	574,434
390,710	Formosa Chemicals & Fibre Corp.	697,718
219,637	Formosa Plastics Corp.	369,541
15,000	Foxconn Technology Co., Ltd.	179,032
169,749	Hon Hai Precision Industry Co., Ltd.	1,159,946
116,000	InnoLux Display Corp. *	259,289
316,000	Siliconware Precision Industries Co.	523,996
706,917	Taiwan Semiconductor Manufacturing Co., Ltd.	1,447,025
398,000	Uni-President Enterprises Corp.	362,620
	Total Taiwan	8,478,737

Thailand — 4.3%
1,937,100	Asian Property Development Public Co., Ltd.	190,233
17,500	Bangkok Bank Public Co., Ltd.	56,281
131,600	Bangkok Bank Public Co., Ltd., NVDR	400,563
1,310,100	Italian-Thai Development Public Co., Ltd.	154,992
267,000	Kasikornbank Public Co., Ltd.	479,182
86,600	Kasikornbank Public Co., Ltd., NVDR	147,960
1,036,700	Krung Thai Bank Public Co., Ltd.	363,180
1,913,000	Land & Houses Public Co., Ltd., NVDR	337,831
52,200	PTT Public Co., Ltd.	298,286
1,029,000	Thai Beverage Public Co., Ltd.	184,180
124,697	Thai Oil Public Co., Ltd.	205,889
	Total Thailand	2,818,577

Turkey — 1.4%
61,011	Arcelik AS	382,806
88,900	Turkiye Garanti Bankasi AS	334,045
35,353	Turkiye Vakiflar Bankasi T.A.O., Class D Shares	91,233
33,749	Turkiye Vakiflar Bankasi T.A.O., Class D Shares *	83,266
	Total Turkey	891,350

United Kingdom — 0.7%
10,545	Anglo American PLC	489,298
	TOTAL COMMON STOCKS (Cost — $47,606,261)	59,189,770

PREFERRED STOCKS — 2.8%
Brazil — 2.8%
3,039,084	Cia Energetica de Sao Paulo *	35,337
1,400	Cia Vale do Rio Doce	39,543
4,900	Duratex SA	93,421
16,632	Tam SA	537,893
12,788	Ultrapar Participacoes SA	308,766
43,100	Universo Online SA *	246,315
16,100	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	607,848
	TOTAL PREFERRED STOCKS (Cost — $1,354,684)	1,869,123

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Shares	Security	Value
EQUITY LINKED NOTES(b)(c) — 2.3%
United Kingdom — 2.3%
$4,534	Eln Bharti Televe, 0.000% due 10/31/07	$72,772
14,117	UBS AG, 0.000% due 1/8/10	718,804
66,582	UBS Saytam Computer Services Ltd., 0.000% due 6/19/07	713,476
	TOTAL EQUITY LINKED NOTES (Cost — $1,290,766)	1,505,052

Warrants
WARRANTS(a) — 1.4%
7,000	Bharti Airtel Ltd., Expires 3/17/11*	112,273
25,185	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of Oil & Natural Gas Corp., Ltd. common stock, Expires 3/14/07*	772,827
	TOTAL WARRANTS (Cost — $620,184)	885,100
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $50,871,895)	63,449,045

Face Amount
SHORT-TERM INVESTMENT — 4.6%
Repurchase Agreement — 4.6%
$3,037,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity - $3,037,402; (Fully collateralized by U.S. Treasury Bond, 6.625% due 2/15/27; Market value - $3,099,250) (Cost - $3,037,000)	3,037,000
	TOTAL INVESTMENTS — 101.2% (Cost — $53,908,895#)	66,486,045
	Liabilities in Excess of Other Assets — (1.2)%	(796,613)
	TOTAL NET ASSETS — 100.0%	$65,689,432

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Summary of Investments by Sector* (Unaudited)

Financials	25.4%
Consumer Discretionary	12.7
Energy	12.7
Information Technology	12.4
Materials	9.7
Industrials	8.6
Telecommunication Services	6.4
Consumer Staples	5.9
Health Care	0.8
Utilities	0.8
Short-Term Investment	4.6

100.0%

* As a percentage of total investments.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment fund of  CitiFunds Trust I (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,335,415
Gross unrealized depreciation	(758,265)
Net unrealized appreciation	$12,577,150

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust I

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2007